Costs	12 Months Ended
Jun. 30, 2026
Costs
Costs

26. Costs

	06.30.2026	06.30.2025	06.30.2024
Other operative costs	493	521	425
Cost of property operations	493	521	425
Crops	294,071	230,286	314,246
Sugarcane	50,129	84,183	78,440
Cattle	97,066	49,946	37,990
Supplies	90,201	60,733	67,431
Consignment	34,966	51,518	17,463
Advertising and brokerage fees	30,004	29,221	28,955
Agricultural rental and other services	4,143	10,106	14,391
Cost of sales and services from agricultural business	600,580	515,993	558,916
Trading properties and developments	16,457	22,395	9,463
Rental and services	181,878	165,699	140,302
Hotel operations, tourism services and others	60,178	57,605	53,867
Cost of sales and services from sales and services from urban properties and investment business	258,513	245,699	203,632
Total costs	859,586	762,213	762,973